Asset acquisition (Details) - Schedule of net assets acquired	Dec. 31, 2022 USD ($)
Schedule Of Net Assets Acquired Abstract
Cash	$ 1,860,360
Restricted cash	720,039
Prepaids	169,688
Property, plant, and equipment	62,946
Right-of-use asset	45,444
Mineral properties	129,129,302
Asset retirement obligations	(267,807)
Lease liability	(49,339)
Loan receivable	1,845,941	[1]
Accounts payable and accrued liabilities	(1,221,949)
Total net assets acquired	$ 132,294,625

[1]	Transaction costs incurred by Azarga which were subsequently paid by the Company.